Post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined contribution supplementary Pension Plans	R$ 516,118	R$ 513,082	R$ 468,079
Total	R$ 516,118	R$ 513,082	R$ 468,079